BOYD WATTERSON LIMITED DURATION ENHANCED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2022

Shares		Coupon Rate (%)	Maturity	Fair Value
	PREFERRED STOCKS — 2.1%
	ASSET MANAGEMENT - 0.7%
120,000	Charles Schwab Corporation (The) - Series J	1.1130	06/01/26	$ 2,745,600

	BANKING - 1.4%
117,000	Huntington Bancshares Inc - Series B	1.1250	04/15/26	2,447,640
122,135	US Bancorp, B - Series M	1.0000	04/15/26	2,525,752
				4,973,392

	TOTAL PREFERRED STOCKS (Cost $9,080,956)			7,718,992

Principal Amount ($)	Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 29.1%
	AUTO LOAN — 10.7%
2,030,000	AmeriCredit Automobile Receivables Trust 2020-2	2.1300	03/18/26	1,985,488
1,050,000	CarMax Auto Owner Trust 2018-2	3.9900	04/15/25	1,053,487
2,000,000	CarMax Auto Owner Trust 2020-2	5.7500	05/17/27	2,072,349
2,000,000	Credit Acceptance Auto Loan Trust 2019-3 Series 2019-3 C(a)	3.0600	03/15/29	1,987,305
2,435,000	Credit Acceptance Auto Loan Trust 2020-1 Series 20-1A C(a)	2.5900	06/15/29	2,393,285
1,225,000	First Investors Auto Owner Trust(a)	4.9200	08/15/24	1,232,035
1,000,000	First Investors Auto Owner Trust(a)	3.3500	04/15/27	955,809
2,275,000	First Investors Auto Owner Trust 2018-2(a)	5.3600	01/15/25	2,309,235
1,555,000	First Investors Auto Owner Trust 2019-1(a)	4.5300	06/16/25	1,566,825
2,000,000	First Investors Auto Owner Trust 2019-2(a)	3.8800	01/15/26	2,002,365
1,000,000	First Investors Auto Owner Trust 2020-1(a)	4.6300	06/16/26	1,012,078
2,475,000	GM Financial Leasing Trust	1.0100	07/21/25	2,395,215
2,010,000	Santander Drive Auto Receivables Trust 2018-2(a)	5.0200	09/15/25	2,021,374
1,550,000	Santander Drive Auto Receivables Trust 2019-2	3.2200	07/15/25	1,556,591
1,000,000	Westlake Automobile Receivables Trust 2019-2 Series 2019-2A Class D(a)	3.2000	11/15/24	1,004,445
1,500,000	Westlake Automobile Receivables Trust 2019-3(a)	3.5900	03/17/25	1,505,373
2,000,000	Westlake Automobile Receivables Trust 2019-3(a)	4.7200	04/15/26	2,006,637
1,000,000	Westlake Automobile Receivables Trust 2020-2 Series 2020-2A D(a)	2.7600	01/15/26	996,379
3,000,000	Westlake Automobile Receivables Trust 2020-3(a)	5.1100	05/17/27	2,984,633
2,000,000	Westlake Automobile Receivables Trust 2021-2(a)	2.3800	03/15/27	1,880,457
1,830,000	Westlake Automobile Receivables Trust 2021-3 Series 2021-3A E(a)	3.4200	04/15/27	1,728,237

BOYD WATTERSON LIMITED DURATION ENHANCED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 29.1% (Continued)
	AUTO LOAN — 10.7% (Continued)
3,000,000	Westlake Automobile Receivables Trust 2021-2(a)		3.6600	12/15/27	$ 2,815,401
					39,465,003
	CLO — 16.5%
952,810	Allegro CLO II-S Ltd.(a),(b)	US0003M + 1.080%	1.3350	10/21/28	951,685
5,050,000	ALM 2020 Ltd.(a),(b)	US0003M + 1.850%	2.0910	10/15/29	5,037,067
1,250,000	Apidos CLO XXXV(a),(b)	US0003M + 5.750%	6.0040	04/20/34	1,211,586
615,464	Ares XL CLO Ltd.(a),(b)	US0003M + 0.870%	1.1110	01/15/29	611,564
750,000	Carlyle US CLO 2016-4 Ltd.(a),(b)	US0003M + 2.800%	3.0540	10/20/27	723,386
2,250,000	CARLYLE US CLO 2019-2 LTD(a),(b)	US0003M + 1.650%	1.8910	07/15/32	2,238,140
1,450,000	CIFC Funding 2017-IV Ltd.(a),(b)	US0003M + 1.550%	1.8090	10/24/30	1,444,336
3,000,000	CIFC Funding 2017-IV Ltd.(a),(b)	US0003M + 3.150%	3.4090	10/24/30	2,978,448
2,500,000	Dryden 30 Senior Loan Fund(a),(b)	US0003M + 2.600%	3.1060	11/15/28	2,356,303
250,000	Dryden Senior Loan Fund(a),(b)	US0003M + 0.980%	1.2210	04/15/28	249,444
2,750,000	Goldentree Loan Management US CLO 1 Ltd.(a),(b)	US0003M + 3.150%	3.4040	04/20/34	2,740,788
2,500,000	GoldenTree Loan Opportunities IX Ltd.(a),(b)	US0003M + 3.000%	3.2990	10/29/29	2,455,648
2,250,000	Highbridge Loan Management 7-2015 Ltd.(a),(b)	US0003M + 1.180%	1.6860	03/15/27	2,240,426
4,250,000	Jay Park CLO Ltd.(a),(b)	US0003M + 2.000%	2.2540	10/20/27	4,217,228
3,420,000	JFIN CLO 2016 Ltd.(a),(b)	US0003M + 3.400%	3.6680	10/27/28	3,415,537
4,000,000	LCM XX, L.P.(a),(b)	US0003M + 5.450%	5.7040	10/20/27	3,930,100
500,000	LCM XXI, L.P.(a),(b)	US0003M + 2.800%	3.0540	04/20/28	497,965
2,000,000	Madison Park Funding XXIV Ltd.(a),(b)	US0003M + 1.750%	2.0040	10/20/29	1,995,058
272,649	Magnetite XVI Ltd.(a),(b)	US0003M + 0.800%	1.0410	01/18/28	271,019
950,000	Magnetite XVIII Ltd.(a),(b)	US0003M + 1.500%	2.0060	11/15/28	944,205
2,000,000	Neuberger Berman CLO XV(a),(b)	US0003M + 1.850%	2.0910	10/15/29	1,986,634
6,000,000	Neuberger Berman CLO XVII Ltd.(a),(b)	US0003M + 2.000%	2.2590	04/22/29	5,967,167
2,000,000	Neuberger Berman Loan Advisers CLO 32 Ltd.(a),(b)	US0003M + 2.700%	2.9480	01/19/32	1,973,080
2,400,000	OZLM XII Ltd.(a),(b)	US0003M + 1.600%	1.8990	04/30/27	2,395,517
246,832	Race Point VIII CLO Ltd.(a),(b)	US0003M + 1.040%	1.5200	02/20/30	246,629
2,000,000	Regatta IX Funding Ltd.(a),(b)	US0003M + 6.000%	6.2410	04/17/30	1,980,400
2,250,000	Regatta XIII Funding Ltd.(a),(b)	US0003M + 3.100%	3.3410	07/15/31	2,240,854
200,000	Riserva Clo Ltd.(a),(b)	US0003M + 0.800%	1.0410	01/18/34	198,500
650,000	Venture XVII CLO Ltd.(a),(b)	US0003M + 2.820%	3.0610	04/15/27	616,387
1,390,000	Wellfleet CLO 2016-1 Ltd.(a),(b)	US0003M + 2.900%	3.1540	04/20/28	1,383,092
250,000	Wind River 2021-2 CLO Ltd.(a),(b)	US0003M + 3.150%	3.4040	07/20/34	243,675

BOYD WATTERSON LIMITED DURATION ENHANCED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 29.1% (Continued)
	CLO — 14.8% (Continued)
1,500,000	Wind River CLO Ltd.(a),(b)	US0003M + 1.950%	2.2040	04/20/34	$ 1,475,139
					61,217,007
	NON AGENCY CMBS — 0.3%
680,477	COMM 2012-CCRE5 Mortgage Trust(a),(c)		4.3190	12/10/45	669,637
518,188	Wells Fargo Commercial Mortgage Trust 2016-NXS6		2.3990	11/15/49	517,782
					1,187,419
	OTHER ABS — 0.7%
239,422	MVW Owner Trust 2016-1(a)		2.2500	12/20/33	239,796
1,078,881	MVW Owner Trust 2017-1(a)		2.4200	12/20/34	1,074,982
1,250,000	PFS Financing Corporation(a)		2.8600	04/15/24	1,249,710
					2,564,488
	RESIDENTIAL MORTGAGE — 0.9%
276,050	Towd Point Mortgage Trust 2017-5(a),(b)	US0001M + 0.600%	1.0570	02/25/57	275,157
369,221	Towd Point Mortgage Trust 2017-6(a),(c)		2.7500	10/25/57	365,930
1,403,092	Towd Point Mortgage Trust 2018-2(a),(c)		3.2500	03/25/58	1,405,277
1,297,578	Towd Point Mortgage Trust 2018-3 Series 2018-3 Class A1(a),(c)		3.7500	05/25/58	1,298,300
					3,344,664

	TOTAL ASSET BACKED SECURITIES (Cost $109,361,149)				107,778,582

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 45.3%
	ASSET MANAGEMENT — 0.7%
1,815,000	Oaktree Specialty Lending Corporation		3.5000	02/25/25	1,775,540
850,000	Oaktree Specialty Lending Corporation		2.7000	01/15/27	781,259
					2,556,799
	AUTOMOTIVE — 1.1%
2,050,000	Adient Global Holdings Ltd.(a)		4.8750	08/15/26	1,958,765
250,000	Dana, Inc.		5.3750	11/15/27	248,769
2,000,000	Ford Motor Credit Company, LLC		3.0960	05/04/23	2,000,000
					4,207,534

BOYD WATTERSON LIMITED DURATION ENHANCED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 45.3% (Continued)
	BANKING — 1.8%
2,830,000	Bank of America Corporation(b)	US0003M + 3.296%	5.1250	12/20/67	$ 2,852,993
2,400,000	JPMorgan Chase & Company(b)	US0003M + 3.300%	6.0000	02/01/68	2,438,699
1,533,000	Synovus Financial Corporation(b)	USSW5 + 3.379%	5.9000	02/07/29	1,572,521
					6,864,213
	CABLE & SATELLITE — 0.5%
1,000,000	CCO Holdings, LLC / CCO Holdings Capital(a)		5.0000	02/01/28	991,410
750,000	Sirius XM Radio, Inc.(a)		5.0000	08/01/27	751,358
					1,742,768
	CHEMICALS — 2.0%
3,000,000	Avient Corporation(a)		5.7500	05/15/25	3,084,900
492,000	HB Fuller Company		4.0000	02/15/27	485,560
770,000	HB Fuller Company		4.2500	10/15/28	722,329
1,800,000	Ingevity Corporation(a)		4.5000	02/01/26	1,744,452
2,000,000	Ingevity Corporation(a)		3.8750	11/01/28	1,811,330
					7,848,571
	COMMERCIAL SUPPORT SERVICES — 0.8%
2,945,000	Korn Ferry(a)		4.6250	12/15/27	2,878,634

	CONSTRUCTION MATERIALS — 1.0%
3,592,000	Advanced Drainage Systems, Inc.(a)		5.0000	09/30/27	3,602,165

	CONSUMER SERVICES — 2.0%
3,775,000	Rent-A-Center, Inc.(a)		6.3750	02/15/29	3,462,392
3,885,000	Service Corp International		5.1250	06/01/29	3,960,369
					7,422,761
	CONTAINERS & PACKAGING — 2.0%
100,000	Intertape Polymer Group, Inc.(a)		4.3750	06/15/29	103,124
4,420,000	Silgan Holdings, Inc.		4.1250	02/01/28	4,243,508
3,350,000	TriMas Corporation(a)		4.1250	04/15/29	3,063,207
					7,409,839
	ELECTRIC UTILITIES — 0.7%
2,625,000	TerraForm Power Operating, LLC(a)		4.2500	01/31/23	2,621,299

BOYD WATTERSON LIMITED DURATION ENHANCED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 45.3% (Continued)
	ENGINEERING & CONSTRUCTION — 2.4%
4,085,000	Installed Building Products, Inc.(a)		5.7500	02/01/28	$ 3,990,228
4,975,000	MasTec, Inc.(a)		4.5000	08/15/28	4,948,465
					8,938,693
	FOOD — 1.4%
4,009,000	Darling Ingredients, Inc.(a)		5.2500	04/15/27	4,094,031
1,264,000	Post Holdings, Inc.(a)		5.7500	03/01/27	1,271,868
					5,365,899
	FORESTRY, PAPER & WOOD PRODUCTS — 1.2%
2,360,000	Louisiana-Pacific Corporation(a)		3.6250	03/15/29	2,186,752
2,200,000	Resolute Forest Products, Inc.(a)		4.8750	03/01/26	2,119,722
					4,306,474
	HEALTH CARE FACILITIES & SERVICES — 0.7%
2,500,000	Molina Healthcare, Inc.(a)		4.3750	06/15/28	2,463,400

	HOME & OFFICE PRODUCTS — 0.3%
1,278,000	Scotts Miracle-Gro Company (The)		4.5000	10/15/29	1,200,202

	HOME CONSTRUCTION — 2.2%
2,000,000	LGI Homes, Inc.(a)		4.0000	07/15/29	1,758,090
1,210,000	Meritage Homes Corporation		6.0000	06/01/25	1,275,025
3,050,000	Patrick Industries, Inc.(a)		7.5000	10/15/27	3,138,176
2,000,000	Patrick Industries, Inc.(a)		4.7500	05/01/29	1,723,650
					7,894,941
	HOUSEHOLD PRODUCTS — 1.1%
3,907,000	Central Garden & Pet Company		5.1250	02/01/28	3,886,244
342,000	Prestige Brands, Inc.(a)		5.1250	01/15/28	340,150
					4,226,394
	INSTITUTIONAL FINANCIAL SERVICES — 0.9%
3,485,000	Goldman Sachs Group, Inc. (The) Series P(b)	US0003M + 2.874%	5.0000	05/10/66	3,336,887

	INTERNET MEDIA & SERVICES — 0.7%
2,500,000	Netflix, Inc.		5.7500	03/01/24	2,627,875
100,000	Netflix, Inc.		5.8750	02/15/25	106,912

BOYD WATTERSON LIMITED DURATION ENHANCED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Principal Amount ($)	Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 45.3% (Continued)
	INTERNET MEDIA & SERVICES — 0.7% (Continued)
				$ 2,734,786
	LEISURE FACILITIES & SERVICES — 0.9%
3,560,000	Boyne USA, Inc.(a)	4.7500	05/15/29	3,422,210

	MACHINERY — 1.0%
4,000,000	ATS Automation Tooling Systems, Inc.(a)	4.1250	12/15/28	3,764,800

	METALS & MINING — 2.3%
3,603,000	Freeport-McMoRan, Inc.	5.0000	09/01/27	3,705,200
2,086,000	Joseph T Ryerson & Son, Inc.(a)	8.5000	08/01/28	2,261,672
2,767,000	Mineral Resources Ltd.(a)	8.1250	05/01/27	2,864,730
				8,831,602
	OIL & GAS PRODUCERS — 6.0%
2,250,000	Antero Resources Corporation(a)	5.3750	03/01/30	2,304,023
2,775,000	Cheniere Energy Partners, L.P.	4.5000	10/01/29	2,790,790
3,250,000	Hess Midstream Operations, L.P.(a)	5.6250	02/15/26	3,339,310
896,000	Murphy Oil Corporation	6.8750	08/15/24	903,813
3,015,000	Murphy Oil Corporation	5.7500	08/15/25	3,072,526
3,240,000	Murphy Oil USA, Inc.	5.6250	05/01/27	3,297,947
750,000	Murphy Oil USA, Inc.	4.7500	09/15/29	745,262
2,825,000	Sunoco, L.P. / Sunoco Finance Corporation	6.0000	04/15/27	2,883,011
2,909,000	Targa Resources Partners, L.P. / Targa Resources	5.0000	01/15/28	2,952,664
				22,289,346
	PUBLISHING & BROADCASTING — 0.4%
1,500,000	Nexstar Broadcasting, Inc.(a)	5.6250	07/15/27	1,522,500

	REAL ESTATE INVESTMENT TRUSTS — 1.4%
3,000,000	HAT Holdings I, LLC / HAT Holdings II, LLC(a)	6.0000	04/15/25	3,078,810
2,000,000	Iron Mountain, Inc.(a)	5.2500	03/15/28	1,974,060
				5,052,870
	RETAIL - CONSUMER STAPLES — 2.2%
3,959,000	Albertsons Companies Inc / Safeway Inc / New(a)	5.8750	02/15/28	3,966,265
3,910,000	SEG Holding, LLC / S.E.G Finance Corporation(a)	5.6250	10/15/28	3,914,301
				7,880,566

BOYD WATTERSON LIMITED DURATION ENHANCED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 45.3% (Continued)
	RETAIL - DISCRETIONARY — 1.5%
3,420,000	Asbury Automotive Group, Inc.		4.5000	03/01/28	$ 3,292,434
2,250,000	Penske Automotive Group, Inc.		3.5000	09/01/25	2,236,635
					5,529,069
	SEMICONDUCTORS — 1.7%
2,180,000	Amkor Technology, Inc.(a)		6.6250	09/15/27	2,255,677
2,075,000	ON Semiconductor Corporation(a)		3.8750	09/01/28	1,983,939
2,200,000	Synaptics, Inc.(a)		4.0000	06/15/29	2,078,142
					6,317,758
	SPECIALTY FINANCE — 0.8%
3,000,000	FirstCash, Inc.(a)		4.6250	09/01/28	2,799,240

	TECHNOLOGY HARDWARE — 0.7%
2,685,000	Seagate HDD Cayman		4.8750	03/01/24	2,741,613

	TECHNOLOGY SERVICES — 1.8%
2,500,000	Booz Allen Hamilton, Inc.(a)		3.8750	09/01/28	2,419,368
1,920,000	Nielsen Finance, LLC / Nielsen Finance Company(a)		5.6250	10/01/28	1,935,936
2,000,000	Nielsen Finance, LLC / Nielsen Finance Company(a)		4.5000	07/15/29	1,999,400
					6,354,704
	TRANSPORTATION EQUIPMENT — 1.1%
2,000,000	Allison Transmission, Inc.(a)		4.7500	10/01/27	1,971,180
2,000,000	Allison Transmission, Inc.(a)		5.8750	06/01/29	2,035,380
					4,006,560
	TOTAL CORPORATE BONDS (Cost $175,062,594)				168,135,098

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	TERM LOANS — 19.9%
	AUTOMOTIVE — 0.3%
1,240,625	Adient US, LLC(b)	US0001M – 3.25%	3.5930	04/08/28	1,224,081

	BIOTECH & PHARMA — 2.8%
3,000,000	Horizon Therapeutics USA Inc(b)	US0001M – 2.00%	2.3800	05/22/26	2,974,500
997,481	Horizon Therapeutics USA, Inc.(b)	US0001M – 1.75%	2.5000	03/15/28	988,130

BOYD WATTERSON LIMITED DURATION ENHANCED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	TERM LOANS — 19.9% (Continued)
	BIOTECH & PHARMA — 2.8% (Continued)
3,000,000	Organon & Company(b)	US0006M – 3.00%	3.5000	06/02/28	$ 2,979,990
3417,857	Prestige Brands, Inc.(b)	US0001M – 2.00%	2.5000	07/01/28	3,410,389
					10,353,009
	CABLE & SATELLITE — 0.8%
2,932,331	Charter Communications Operating, LLC(b)	US0001M – 1.75%	1.8500	02/01/27	2,910,338

	CHEMICALS — 0.7%
2,946,934	HB Fuller Company(b)	US0001M – 2.00%	2.0990	10/20/24	2,940,790

	COMMERCIAL SUPPORT SERVICES — 0.8%
2,970,000	AlixPartners LLP(b)	US0001M – 2.75%	3.2500	02/04/28	2,939,379

	CONSTRUCTION MATERIALS — 0.8%
2,977,215	Quikrete Holdings, Inc.(b)	US0001M – 2.50%	2.5800	01/31/27	2,908,992

	CONTAINERS & PACKAGING — 0.7%
2,493,750	Plastipak Packaging, Inc.(b)	US0001M – 2.50%	3.0000	12/01/28	2,450,109

	ELECTRIC UTILITIES — 0.8%
2,934,082	Vistra Operations Company, LLC(b)	US0001M – 1.75%	1.8510	12/31/25	2,908,042

	ENGINEERING & CONSTRUCTION — 1.0%
3,609,599	Centuri Group, Inc.	US0003M – 2.50%	3.0000	08/27/28	3,559,516

	FOOD — 0.8%
2,962,504	Utz Quality Foods, LLC(b)	US0001M – 3.00%	3.0930	01/20/28	2,922,881

	LEISURE FACILITIES & SERVICES — 0.8%
2,992,481	Hilton Grand Vacations Borrower, LLC(b)	US0001M – 3.00%	3.5000	08/02/28	2,977,055

	LEISURE PRODUCTS — 0.8%
2,977,500	Hayward Industries, Inc.(b)	US0001M – 2.50%	3.0000	05/28/28	2,945,879

BOYD WATTERSON LIMITED DURATION ENHANCED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	TERM LOANS — 19.9% (Continued)
	MACHINERY — 0.8%
2,866,121	Columbus McKinnon Corporation(b)	US0003M – 2.75%	3.2500	05/13/28	$ 2,830,295

	MEDICAL EQUIPMENT & DEVICES — 0.8%
2,985,000	Avantor Funding, Inc.(b)	US0003M – 2.25%	2.7500	11/06/27	2,967,284

	OIL & GAS PRODUCERS — 1.1%
3,980,000	Pilot Travel Centers, LLC(b)	US0001M – 2.00%	2.0800	08/06/28	3,935,225

	PUBLISHING & BROADCASTING — 1.5%
2,992,500	Gray Television, Inc.(b)	US0001M – 3.00%	3.2000	12/01/28	2,981,907
2,623,600	Nexstar Broadcasting, Inc.(b)	US0001M – 2.50%	2.5920	09/19/26	2,619,088
					5,600,995
	REAL ESTATE INVESTMENT TRUSTS — 0.3%
979,592	Iron Mountain, Inc.(b)	US0001M – 1.75%	1.8430	01/02/26	969,796

	RETAIL - DISCRETIONARY — 0.8%
2,985,000	RH(b)	US0001M – 2.50%	3.0000	10/15/28	2,934,628

	SOFTWARE — 1.1%
3,926,116	Open Text Corporation(b)	US0001M – 1.75%	1.8430	05/30/25	3,935,932

	SPECIALTY FINANCE — 1.9%
3,974,995	FleetCor Technologies Operating Company, LLC(b)	US0001M – 1.75%	1.8500	04/22/28	3,920,339
2,992,481	Starwood Property Mortgage, LLC(b)	US0001M – 3.25%	4.0000	07/26/26	2,985,305
					6,905,644
	TECHNOLOGY HARDWARE — 0.5%
1,980,000	Pitney Bowes, Inc.(b)	US0001M – 4.00%	4.1000	03/12/28	1,984,950

	TOTAL TERM LOANS (Cost $73,643,005)				73,104,819

BOYD WATTERSON LIMITED DURATION ENHANCED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Shares		Fair Value
SHORT-TERM INVESTMENTS — 2.6%
MONEY MARKET FUNDS - 2.6%
9,537,323	First American Government Obligations Fund, Class X, 0.18% (Cost $9,537,323)(d)	$ 9,537,323

	TOTAL INVESTMENTS - 99.0% (Cost $377,159,223)	$ 366,744,407
	OTHER ASSETS IN EXCESS OF LIABILITIES- 1.0%	3,828,122
	NET ASSETS - 100.0%	$ 370,572,529

ETF	- Exchange-Traded Fund
LLC	- Limited Liability Company
LP	- Limited Partnership
LTD	- Limited Company
REIT	- Real Estate Investment Trust

US0001M	ICE LIBOR USD 1 Month
US0003M	ICE LIBOR USD 3 Month
US0006M	ICE LIBOR USD 6 Month
USSW5	USD SWAP SEMI 30/360 5YR

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2022 the total market value of 144A securities is 204,196,181 or 55.1% of net assets.
(b)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(c)	Variable rate security; the rate shown represents the rate on March 31, 2022.
(d)	Rate disclosed is the seven day effective yield as of March 31, 2022.